Shareholders' Equity (Details) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 10, 2022	Oct. 09, 2017	Sep. 27, 2020	Mar. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Common Stock Issuances, description	(i) 2,322,250 shares of the Company’s common stock, par value $0.001, (ii) pre-funded warrants to purchase up to 1,865,000 shares of Common Stock with an exercise price of $0.001 per share, which Pre-Funded Warrants are to be issued in lieu of shares of Common Stock to ensure that the Investor does not exceed certain beneficial ownership limitations, and (iii) warrants, with a term of five years and six months from the date of issuance, to purchase an aggregate of up to 3,977,888 shares of Common Stock at an exercise price of $2.52 per share. The Company received net proceeds from the offering of $9,123,741 after deducting fees due to the placement agent and the Company’s transaction expenses.
Employee vesting shares, description				the Company issued an employee 250,000 shares common stock as a bonus on salary. The shares are subject to repurchase by the Company on termination of the employee, the shares no longer being liable to repurchase (“vesting”) on the following schedule: 1/24 of 166,667 shares vesting on the date of issue and the first of each of the next twenty-three subsequent months, and 83,333 shares vesting on the third anniversary of the date of issue. On March 31, 2022, 13,888 shares were vested and 236,112 shares remained subject to repurchase.
Common stock, shares outstanding				23,718,962	20,946,712
Outstanding options intrinsic value (in Dollars)				$ 713,933
Option purchased (in Dollars)				561,667
Weighted average fair value (in Dollars)				$ 915,066
Weighted average fair value share price (in Dollars per share)				$ 1.63
Weighted average remaining vesting period				2 years 7 days
Unrecognized compensation expense (in Dollars)				$ 3,146,919
2017 Equity Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Common stock issued, shares		1,750,000	7,500,000	1,144,993
Stock Options [Member]
Shareholders' Equity (Details) [Line Items]
Weighted average remaining vesting period				3 years
Stock Options [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares outstanding				4,007,291
Common stock shares available for issuance				139,686
Shares issued				2,347,716
Consultant [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of assumptions, description				This table includes warrants to purchase 344,851 shares of common stock issued to consultants, including the 200,000 issued in the three months ended March 31, 2022, with a total fair value of $263,195 at time of issue, calculated using the Black Scholes model assuming an underlying security values of $2.06, volatility rate of 107.88% risk-free rate of 1.71%, and an expected term of 6.5 years. In the three months ended March 31, 2022, the Company recognized $33,457 in expense associated with these warrants with $240,841 remaining to be recognized.
Employees and consultants [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued				200,000